Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Common Share
Schedule of earnings per common share

($ millions)	2024	2023
Net earnings	6 016	8 295

(millions of common shares)
Weighted average number of common shares	1 274	1 308
Dilutive securities:
Effect of share options	2	2
Weighted average number of diluted common shares	1 276	1 310

(dollars per common share)
Basic earnings per share	4.72	6.34
Diluted earnings per share	4.72	6.33